First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.4%
	Aerospace & Defense – 2.0%
14,000	Boeing (The) Co. (a) (b)	$3,566,080
11,000	Lockheed Martin Corp. (a)	4,064,500
		7,630,580
	Automobiles – 1.1%
75,000	General Motors Co. (a) (b)	4,309,500
	Banks – 6.5%
100,000	JPMorgan Chase & Co. (a)	15,223,000
200,000	KeyCorp	3,996,000
100,000	Truist Financial Corp.	5,832,000
		25,051,000
	Beverages – 2.6%
107,000	Coca-Cola (The) Co. (a)	5,639,970
18,500	Constellation Brands, Inc., Class A (a)	4,218,000
		9,857,970
	Capital Markets – 1.1%
52,500	Morgan Stanley (a)	4,077,150
	Chemicals – 1.1%
15,000	Linde PLC	4,202,100
	Communications Equipment – 1.6%
117,500	Cisco Systems, Inc. (a)	6,075,925
	Diversified Telecommunication Services – 3.3%
215,000	AT&T, Inc.	6,508,050
110,000	Verizon Communications, Inc. (a)	6,396,500
		12,904,550
	Electric Utilities – 2.1%
100,000	Exelon Corp. (a)	4,374,000
135,000	PPL Corp.	3,893,400
		8,267,400
	Electronic Equipment, Instruments & Components – 0.8%
22,500	Keysight Technologies, Inc. (b)	3,226,500
	Entertainment – 4.6%
79,000	Activision Blizzard, Inc.	7,347,000
90,000	Cinemark Holdings, Inc. (a) (b)	1,836,900
157,500	Lions Gate Entertainment Corp., Class B (a) (b)	2,031,750
35,000	Walt Disney (The) Co. (a) (b)	6,458,200
		17,673,850
	Food & Staples Retailing – 1.6%
17,500	Costco Wholesale Corp. (a)	6,168,400
	Food Products – 0.7%
45,000	Mondelez International, Inc., Class A (a)	2,633,850
	Health Care Equipment & Supplies – 1.3%
23,000	Danaher Corp. (a)	5,176,840
	Health Care Providers & Services – 2.8%
29,000	UnitedHealth Group, Inc.	10,790,030

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 3.1%
85,000	Carnival Corp. (a) (b)	$2,255,900
70,000	Las Vegas Sands Corp. (a) (b)	4,253,200
52,000	Restaurant Brands International, Inc.	3,380,000
47,500	Six Flags Entertainment Corp. (b)	2,207,325
		12,096,425
	Industrial Conglomerates – 2.0%
35,000	Honeywell International, Inc. (a)	7,597,450
	Insurance – 2.8%
41,000	Arthur J. Gallagher & Co. (a)	5,115,570
37,000	Chubb, Ltd.	5,844,890
		10,960,460
	Interactive Media & Services – 3.5%
4,500	Alphabet, Inc., Class C (b)	9,308,835
14,000	Facebook, Inc., Class A (a) (b)	4,123,420
		13,432,255
	Internet & Direct Marketing Retail – 1.0%
17,500	Alibaba Group Holding Ltd., ADR (b)	3,967,775
	IT Services – 4.1%
22,500	Mastercard, Inc., Class A (a)	8,011,125
33,000	PayPal Holdings, Inc. (a) (b)	8,013,720
		16,024,845
	Life Sciences Tools & Services – 2.2%
19,000	Thermo Fisher Scientific, Inc.	8,671,220
	Machinery – 2.5%
22,000	Caterpillar, Inc. (a)	5,101,140
22,000	Stanley Black & Decker, Inc. (a)	4,392,740
		9,493,880
	Multiline Retail – 0.8%
15,500	Dollar General Corp.	3,140,610
	Oil, Gas & Consumable Fuels – 2.1%
50,000	Hess Corp. (a)	3,538,000
58,500	Occidental Petroleum Corp. (a)	1,557,270
19,000	Pioneer Natural Resources Co. (a)	3,017,580
		8,112,850
	Pharmaceuticals – 6.3%
100,000	Bristol-Myers Squibb Co. (a)	6,313,000
40,000	Horizon Therapeutics PLC (b)	3,681,600
102,000	Merck & Co., Inc.	7,863,180
42,500	Zoetis, Inc.	6,692,900
		24,550,680
	Road & Rail – 1.0%
42,000	CSX Corp. (a)	4,049,640
	Semiconductors & Semiconductor Equipment – 5.7%
137,000	Intel Corp. (a)	8,768,000
56,500	Micron Technology, Inc. (a) (b)	4,983,865

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
15,500	NVIDIA Corp. (a)	$8,275,915
		22,027,780
	Software – 10.3%
15,000	Adobe, Inc. (b)	7,130,550
123,000	Microsoft Corp. (a)	28,999,710
14,500	Synopsys, Inc. (a) (b)	3,592,810
		39,723,070
	Specialty Retail – 4.8%
17,000	Burlington Stores, Inc. (a) (b)	5,079,600
99,000	Foot Locker, Inc. (a)	5,568,750
41,000	Lowe’s Cos., Inc. (a)	7,797,380
		18,445,730
	Technology Hardware, Storage & Peripherals – 6.4%
204,000	Apple, Inc. (a)	24,918,600
	Textiles, Apparel & Luxury Goods – 1.7%
50,000	NIKE, Inc., Class B (a)	6,644,500
	Water Utilities – 0.9%
24,000	American Water Works Co., Inc. (a)	3,598,080
	Total Common Stocks	365,501,495
	(Cost $241,609,485)
REAL ESTATE INVESTMENT TRUSTS – 3.2%
	Equity Real Estate Investment Trusts – 3.2%
34,000	Crown Castle International Corp. (a)	5,852,420
120,000	Healthcare Trust of America, Inc., Class A (a)	3,309,600
34,500	Lamar Advertising Co., Class A	3,240,240
	Total Real Estate Investment Trusts	12,402,260
	(Cost $9,272,322)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.1%
	Capital Markets – 1.1%
215,000	Ares Capital Corp. (a)	4,022,650
	(Cost $3,728,891)
WARRANTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
7,312	Occidental Petroleum Corp., expiring 08/03/2027 (b)	87,086
	(Cost $36,194)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 1.0%
	Health Care Equipment & Supplies – 0.6%
22,500	Boston Scientific Corp., Series A	5.50%	06/01/23	2,413,350

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Media – 0.4%
23,500	ViacomCBS, Inc., Series A	5.75%	04/01/24	$1,578,025
	Total $100 Par Preferred Securities			3,991,375
	(Cost $4,095,563)

Total Investments – 99.7%	386,004,866
(Cost $258,742,455) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(30)	Boeing (The) Co.	$(764,160)	$280.00	Apr 2021	(5,970)
(125)	Carnival Corp.	(331,750)	37.50	Apr 2021	(625)
(175)	Carnival Corp.	(464,450)	40.00	Apr 2021	(525)
(60)	Caterpillar, Inc.	(1,391,220)	240.00	Apr 2021	(15,900)
(125)	Cinemark Holdings, Inc.	(255,125)	30.00	Apr 2021	(625)
(40)	Facebook, Inc., Class A	(1,178,120)	315.00	Apr 2021	(7,520)
(300)	General Motors Co.	(1,723,800)	65.00	Apr 2021	(8,700)
(125)	Hess Corp.	(884,500)	75.00	Apr 2021	(13,250)
(80)	Horizon Therapeutics PLC	(736,320)	100.00	Apr 2021	(8,080)
(300)	Intel Corp.	(1,920,000)	70.00	Apr 2021	(5,100)
(200)	JPMorgan Chase & Co.	(3,044,600)	160.00	Apr 2021	(23,400)
(125)	Micron Technology, Inc.	(1,102,625)	105.00	Apr 2021	(3,500)
(125)	Morgan Stanley	(970,750)	85.00	Apr 2021	(4,750)
(50)	Pioneer Natural Resources Co.	(794,100)	175.00	Apr 2021	(5,125)
(75)	S&P 500® Index (d)	(29,796,675)	4,050.00	Apr 2021	(105,000)
(200)	S&P 500® Index (d)	(79,457,800)	4,100.00	Apr 2021	(120,000)
(300)	S&P 500® Index (d)	(119,186,700)	4,125.00	Apr 2021	(114,000)
(150)	Six Flags Entertainment Corp.	(697,050)	52.50	Apr 2021	(5,250)
(70)	Walt Disney (The) Co.	(1,291,640)	210.00	Apr 2021	(2,590)
	Total Call Options Written				(449,910)
	(Premiums received $723,345)
Net Other Assets and Liabilities – 0.4%	1,496,901
Net Assets – 100.0%	$387,051,857

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $137,112,526 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,576,680. The net unrealized appreciation was $127,535,846. The unrealized amounts presented are inclusive of derivative contracts.
(d)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

ADR	American Depositary Receipt

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 365,501,495	$ 365,501,495	$ —	$ —
Real Estate Investment Trusts*	12,402,260	12,402,260	—	—
Common Stocks - Business Development Companies*	4,022,650	4,022,650	—	—
Warrants*	87,086	87,086	—	—
$100 Par Preferred Securities*	3,991,375	3,991,375	—	—
Total Investments	$ 386,004,866	$ 386,004,866	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (449,910)	$ (444,785)	$ (5,125)	$ —

*	See Portfolio of Investments for industry breakout.